Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	CONSUMER DISCRETIONARY — 10.0%
5,098	Abercrombie & Fitch Co. - Class A*	$465,804
9,796	Acushnet Holdings Corp.	915,730
937	Cavco Industries, Inc.*	453,780
26,434	Dana, Inc.	889,504
9,836	Green Brick Partners, Inc.*	633,930
2,087	Installed Building Products, Inc.	553,368
11,068	Kontoor Brands, Inc.	777,970
8,627	Patrick Industries, Inc.	958,201
9,280	Polaris, Inc.	505,760
23,107	Upbound Group, Inc.	417,081
15,499	YETI Holdings, Inc.*	567,109
		7,138,237
	CONSUMER STAPLES — 0.5%
5,920	Chefs' Warehouse, Inc.*	351,944
	ENERGY — 7.6%
39,604	Atlas Energy Solutions, Inc. - Class A	519,605
2,391	Chord Energy Corp.	339,952
19,027	HF Sinclair Corp.	1,187,095
39,613	Northern Oil & Gas, Inc.	1,157,888
14,069	Oil States International, Inc.*	163,763
22,138	Range Resources Corp.	1,000,195
33,734	SM Energy Co.	1,051,826
		5,420,324
	FINANCIALS — 24.9%
15,261	1st Source Corp.	1,056,214
16,696	Atlantic Union Bankshares Corp.	596,715
6,266	Axos Financial, Inc.*	533,174
24,194	Bank OZK	1,110,263
12,352	BankUnited, Inc.	557,816
20,229	ConnectOne Bancorp, Inc.	541,530
10,492	Enterprise Financial Services Corp.	567,722
15,007	Equity Bancshares, Inc. - Class A	666,461
14,445	Five Star Bancorp	544,865
12,165	Hamilton Insurance Group, Ltd. - Class B1	362,882
48,095	Heritage Commerce Corp.	600,226
30,738	Home BancShares, Inc.	827,774
6,657	Jackson Financial, Inc. - Class A	703,778
7,625	Lakeland Financial Corp.	437,523
8,615	Metropolitan Bank Holding Corp.	717,543
27,796	National Bank Holdings Corp. - Class A	1,088,491
32,927	Old Second Bancorp, Inc.	663,808
23,243	Origin Bancorp, Inc.	963,655

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,220	Piper Sandler Cos.	$629,241
10,621	Preferred Bank	963,219
11,192	QCR Holdings, Inc.	956,356
8,614	Selective Insurance Group, Inc.	649,410
9,573	Texas Capital Bancshares, Inc.*	908,286
7,481	Wintrust Financial Corp.	1,039,410
		17,686,362
	HEALTH CARE — 10.7%
67,491	AdaptHealth Corp.*	803,143
6,317	Addus HomeCare Corp.*	591,587
18,580	ADMA Biologics, Inc.*	167,406
9,970	Agios Pharmaceuticals, Inc.*	337,285
9,874	ANI Pharmaceuticals, Inc.*	759,311
42,700	Catalyst Pharmaceuticals, Inc.*	1,057,252
14,712	Corcept Therapeutics, Inc.*	593,041
14,031	Halozyme Therapeutics, Inc.*	906,824
4,048	ICU Medical, Inc.*	522,799
6,808	LeMaitre Vascular, Inc.	743,229
5,592	LivaNova PLC*,1	355,427
6,925	Mesa Laboratories, Inc.	612,308
15,791	Simulations Plus, Inc.*	186,650
		7,636,262
	INDUSTRIALS — 21.2%
1,279	Acuity, Inc.	358,401
5,919	Alamo Group, Inc.	976,457
2,185	Applied Industrial Technologies, Inc.	579,724
16,185	Astec Industries, Inc.	871,400
5,284	Astronics Corp.*	352,601
10,960	AZZ, Inc.	1,371,425
30,229	DNOW, Inc.*	360,027
5,411	EnerSys	939,999
3,318	Enpro, Inc.	831,657
31,134	Gates Industrial Corp. PLC*,1	703,940
12,058	Gibraltar Industries, Inc.*	480,753
5,761	Gorman-Rupp Co.	357,931
11,028	Helios Technologies, Inc.	713,622
3,841	ICF International, Inc.	250,779
1,589	IES Holdings, Inc.*	757,111
38,785	Manitowoc Co., Inc.*	451,845
10,736	Mercury Systems, Inc.*	782,762
1,756	Modine Manufacturing Co.*	380,543
3,876	Oshkosh Corp.	570,586
25,174	RXO, Inc.*	368,044

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,752	Simpson Manufacturing Co., Inc.	$643,918
5,658	Terex Corp.	334,388
5,256	UFP Industries, Inc.	484,183
2,863	Valmont Industries, Inc.	1,143,969
		15,066,065
	INFORMATION TECHNOLOGY — 6.5%
14,811	Allegro MicroSystems, Inc.*	466,991
6,531	Axcelis Technologies, Inc.*	607,905
6,224	Belden, Inc.	714,702
8,330	Diodes, Inc.*	568,606
23,608	Ichor Holdings, Ltd.*,1	1,100,369
3,738	Plexus Corp.*	757,094
14,817	Progress Software Corp.*	380,056
		4,595,723
	MATERIALS — 5.0%
2,762	Eagle Materials, Inc.	523,261
14,400	H.B. Fuller Co.	888,192
4,017	Hawkins, Inc.	617,011
16,262	Hecla Mining Co.	302,961
3,263	Materion Corp.	471,993
5,813	Quaker Chemical Corp.	722,149
		3,525,567
	REAL ESTATE — 8.4%
33,116	Americold Realty Trust - REIT	379,509
28,674	Community Healthcare Trust, Inc. - REIT	455,630
12,647	COPT Defense Properties - REIT	386,998
30,681	Cousins Properties, Inc. - REIT	692,470
46,656	Cushman & Wakefield PLC - REIT*,1	572,003
13,899	Essential Properties Realty Trust, Inc. - REIT	421,974
14,854	First Industrial Realty Trust, Inc. - REIT	859,304
28,461	Kite Realty Group Trust - REIT	698,717
9,237	Lineage, Inc. - REIT	302,604
16,735	Phillips Edison & Co., Inc. - REIT	626,224
15,095	Rayonier, Inc. - REIT	311,259
17,948	UMH Properties, Inc. - REIT	258,990
		5,965,682
	UTILITIES — 4.2%
9,038	American States Water Co.	683,454
14,670	Avista Corp.	588,854
6,788	IDACORP, Inc.	970,480

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
20,618	UGI Corp.	$750,907
		2,993,695
	TOTAL COMMON STOCKS
	(Cost $64,514,350)	70,379,861

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$1,018,175	UMB Money Market Special, 2.71%[2]	1,018,175
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,018,175)	1,018,175
	TOTAL INVESTMENTS — 100.4%
	(Cost $65,532,525)	71,398,036
	Liabilities in Excess of Other Assets — (0.4)%	(306,139)
	NET ASSETS — 100.0%	$71,091,897

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.